Reserves (Tables)	6 Months Ended
Dec. 31, 2022
Reserves [Abstract]
Schedule of reserves
	Consolidated
	31 December	30 June
	2022	2022
	$	$

Equity Remuneration Reserve	1,032,900	9,338,100
Foreign currency reserve	7,347	-
	1,040,247	9,338,100

Schedule of equity compensation reserve
	Consolidated
	31 December	30 June
	2022	2022
Movement in equity compensation reserve	$	$

Balance at the beginning of the year	9,338,100	5,293,019
Fair value vesting expense of options and performance rights	-	6,532,583
Fair value of options/performance rights exercised during the year	(8,305,200)	(2,487,502)
Balance at the end of the period	1,032,900	9,338,100

Schedule of foreign currency reserve
	Consolidated
	31 December	30 June
	2022	2022
Movement in foreign currency reserve	$	$

Balance at the beginning of the period	-	-
Movement in the value of foreign subsidiary losses and intercompany loan balances	7,347	-
Balance at the end of the period	7,347	-